Finance cost and income	12 Months Ended
Dec. 31, 2018
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Finance cost and income
11.	Finance cost and income

The finance costs included in the income statement are as follows:

Million US dollar	2018	2017	2016
Interest expense	(4 141)	(4 314)	(4 092)
Capitalization of borrowing costs	23	22	12
Net interest on net defined benefit liabilities	(94)	(101)	(113)
Accretion expense	(400)	(614)	(648)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	—	(304)	(21)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(2 222)	(674)	(797)
Tax on financial transactions	(110)	(68)	(70)
Other financial costs, including bank fees	(242)	(139)	(131)

	(7 186)	(6 192)	(5 860)
Exceptional finance cost	(1 982)	(693)	(3 522)

Finance costs	(9 168)	(6 885)	(9 382)

Finance costs, excluding exceptional items, increased by 994m US dollar compared to 2017 mainly as a result of Mark-to-market losses on certain derivatives related to the hedging of share-based payment programs amounting to 1 774m US dollar in 2018 (2017: 291m US dollar loss; 2016: 384 US dollar loss).

Borrowing costs capitalized relate to the capitalization of interest expenses directly attributable to the acquisition and construction of qualifying assets mainly in China and Nigeria. Interest is capitalized at a borrowing rate ranging from 4% to 8%.

Exceptional net finance cost for 2018 includes:

•

873m US dollar resulting from mark-to-market adjustments on derivative instruments entered into to hedge the shares issued in relation to the combination with Grupo Modelo (31 December 2017: 146m US dollar; 31 December 2016: 304m US dollar). See also Note 23 Changes in equity and earnings per share;

•

849m US dollar resulting from mark-to-market adjustments on derivatives entered into to hedge the restricted shares issued in connection with the combination with SAB (31 December 2017: 142m US dollar; 31 December 2016: 127m US dollar);

•	211m US dollar resulting from premium paid on the early termination of certain bonds;

•

49m US dollar foreign exchange translation losses on intragroup loans that were historically reported in equity and were recycled to profit and loss account, upon the reimbursement of these loans (31 December 2017: 261m US dollar).

Exceptional net finance cost for 2017 also includes:

•	44m US dollar related to the Brazilian Federal Tax Regularization Program entered into by Ambev – see Note 12 Income taxes;

•

100m US dollar related to accelerated accretion expenses associated to the repayment of the 2015 senior facilities agreement and the early redemption of certain notes (31 December 2016: 306m US dollar). See also Note 24 Interest-bearing loans and borrowings.

Exceptional net finance cost for 2016 also includes:

•

2 693m US dollar negative mark-to-market adjustments related to the portion of the foreign exchange hedging of the purchase price of the combination with SAB that did not qualify for hedge accounting as per IFRS rules.

Interest expense is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 29 Risks arising from financial instruments.

Finance income included in the income statement is as follows:

Million US dollar	2018	2017	2016
Interest income	333	287	561
Hyperinflation monetary adjustments	46	—	—
Other financial income	61	91	91

Finance income, excluding exceptional items	440	378	652
Exceptional finance income	—	—	166

Finance income	440	378	818

No interest income was recognized on impaired financial assets.

The interest income stems from the following financial assets:

Million US dollar	2018	2017	2016
Cash and cash equivalents	256	207	479
Investment debt securities held for trading	22	16	16
Other loans and receivables	55	64	66

Total	333	287	561

The interest income on other loans and receivables includes the interest accrued on cash deposits given as guarantees for certain legal proceedings pending resolution.

For further information on instruments hedging AB InBev’s foreign exchange risk see Note 29 Risks arising from financial instruments.